Cromwell CenterSquare Real Estate Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 99.3%	Shares	Value
Apartments - 11.6%
AvalonBay Communities, Inc.	6,747	$1,251,973
Camden Property Trust	24,612	2,421,821
Elme Communities	19,689	274,071
Equity Residential	49,262	3,108,925
Independence Realty Trust, Inc.	19,330	311,793
Invitation Homes, Inc.	93,305	3,322,591
UDR, Inc.	90,980	3,403,562
		14,094,736

Diversified - 28.3%
American Tower Corp.	53,786	10,627,575
Broadstone Net Lease, Inc.	35,581	557,554
Digital Realty Trust, Inc.	28,070	4,043,203
Equinix, Inc.	11,538	9,522,658
Lamar Advertising Co. - Class A	10,617	1,267,776
SBA Communications Corp.	18,007	3,902,117
VICI Properties, Inc.	72,570	2,161,860
Weyerhaeuser Co.	66,639	2,393,006
		34,475,749

Health Care - 13.5%
American Healthcare REIT, Inc.	58,799	867,285
CareTrust REIT, Inc.	36,862	898,327
Healthpeak Properties, Inc.	156,000	2,925,001
Medical Properties Trust, Inc.	134,504	632,169
Omega Healthcare Investors, Inc.	51,274	1,623,848
Ventas, Inc.	93,850	4,086,229
Welltower, Inc.	56,220	5,253,196
		16,286,055

Hotels - 3.1%
DiamondRock Hospitality Co.	101,063	971,215
Host Hotels & Resorts, Inc.	98,560	2,038,221
Xenia Hotels & Resorts, Inc.	46,870	703,519
		3,712,955

Manufactured Homes - 2.7%
Sun Communities, Inc.	25,039	3,219,515

Office Property - 4.0%
Alexandria Real Estate Equities, Inc.	4,960	639,394
Boston Properties, Inc.	20,079	1,311,359
Cousins Properties, Inc.	50,328	1,209,885
Douglas Emmett, Inc.	54,162	751,227
Kilroy Realty Corp.	22,400	816,032
Paramount Group, Inc.	43,146	202,355
		4,930,252

Regional Mall - 2.7%
Simon Property Group, Inc.	20,841	3,261,408

Shopping Centers - 5.9%
Brixmor Property Group, Inc.	98,195	2,302,672
Kimco Realty Corp.	155,220	3,043,864
Retail Opportunity Investments Corp.	104,051	1,333,934
Urban Edge Properties	27,699	478,362
		7,158,832

Single Tenant - 6.7%
Agree Realty Corp.	47,649	2,721,711
NNN REIT, Inc.	47,360	2,024,166
Realty Income Corp.	62,597	3,386,498
		8,132,375

Storage - 8.1%
Extra Space Storage, Inc.	31,592	4,644,024
Iron Mountain, Inc.	17,580	1,410,092
Public Storage	12,908	3,744,094
		9,798,210

Warehouse/Industrial - 12.7%
Americold Realty Trust, Inc.	22,460	559,703
First Industrial Realty Trust, Inc.	51,373	2,699,137
Prologis, Inc.	74,329	9,679,123
Rexford Industrial Realty, Inc.	47,509	2,389,703
		15,327,666
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $107,087,346)		120,397,753

TOTAL INVESTMENTS - 99.3% (Cost $107,087,346)		120,397,753
Other Assets in Excess of Liabilities - 0.7%		953,064
TOTAL NET ASSETS - 100.0%		$121,350,817

Percentages are stated as a percent of net assets.

Summary of Fair Value Exposure at March 31, 2024

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Cromwell CenterSquare Real Estate Fund
	Level 1	Level 2	Level 3	Total
Assets:
Real Estate Investment Trusts	$120,397,753	$–	$–	$120,397,753
Total Assets	$120,397,753	$–	$–	$120,397,753

Refer to the Schedule of Investments for industry classifications.